Segment Reporting - Disclosure of Detailed Information About Segments by Geographical Area (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of geographical areas [line items]
Revenue	S/ 3,314,029	S/ 4,337,861	S/ 4,202,398
Non-current assets	3,286,955	3,424,693	4,310,507
Peru [member]
Disclosure of geographical areas [line items]
Revenue	2,517,928	3,496,799	3,348,824
Non-current assets	2,933,742	3,065,132	4,009,849
Chile [member]
Disclosure of geographical areas [line items]
Revenue	642,038	599,301	528,543
Non-current assets	245,727	235,803	142,819
Colombia [member]
Disclosure of geographical areas [line items]
Revenue	151,876	241,761	325,031
Non-current assets	107,486	S/ 123,758	S/ 157,839
Mexico [member]
Disclosure of geographical areas [line items]
Revenue	S/ 2,187